Shareholder Report, Holdings (Details)	May 31, 2026
C000064509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064509 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064509 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000064509 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064509 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064509 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064509 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064509 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064509 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064509 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064509 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000181876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000181876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000181876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000181876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000181876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000181876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000181876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000181876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000181876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000181876 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000181876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000181876 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000181876 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000181876 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000181876 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000181876 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000181876 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000181876 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000181876 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064508 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064508 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064508 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064508 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064508 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064508 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064508 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000064508 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064508 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064508 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064508 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064508 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064508 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064508 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064508 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000064507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000064507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064507 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000064507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000064507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064507 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064507 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000064507 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064507 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064507 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064507 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064507 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064507 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000064507 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064507 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.80%